Summary of significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Schedule of Estimated Economic Useful Lives of Property Plant and Equipment

The Company depreciates and amortizes all property, plant and equipment using the straight-line method over the following estimated economic useful lives of the assets:

Years
Buildings	40
Furniture and fixtures	4
Computer equipment and servers	4
Plant, machinery and equipment	4
Computer software	4-7
Leasehold improvements	Lesser of lease period or 10 Years
Vehicles	3-4

Estimated Useful Lives of Intangible Assets Acquired/Developed
Customer-related intangible assets	1-14 years
Marketing-related intangible assets	1-10 years
Other intangible assets	2-9 years

Intangible assets including technology acquired / developed individually or with a group of other assets or in a business combination are carried at cost less accumulated amortization based on their estimated useful lives as follows:

Customer-related intangible assets	1-14 years
Marketing-related intangible assets	1-10 years
Technology-related intangible assets	2-8 years
Other intangible assets	3-5 years

Topic 606
Summary Impacts of Adopting Topic 606 on Consolidated Financial Statements

Impacts on consolidated financial statements

The following tables summarize the impacts of adopting Topic 606 on the Company’s consolidated financial statements for the three months ended March 31, 2018.

Consolidated Balance sheet

As of March 31, 2018	As reported	Adjustments	Balances without adoption of Topic 606
Assets
Current assets
Cash and cash equivalents	$ 424,226		$ 424,226
Accounts receivable, net	703,066		703,066
Prepaid expenses and other current assets (a, c)	199,208	74,092	273,300
Total current assets	$ 1,326,500	74,092	$ 1,400,592

Property, plant and equipment, net	205,035		205,035
Deferred tax assets	81,734		81,734
Investment in equity affiliates	919		919
Intangible assets, net	125,781		125,781
Goodwill	1,337,051		1,337,051
Contract cost assets (a, b)	162,435	(162,435)	—
Other assets (a, c)	157,672	89,499	247,171
Total assets	$ 3,397,127	1,156	$ 3,398,283

Liabilities and equity
Current liabilities
Short-term borrowings	$ 275,000		$ 275,000
Current portion of long-term debt	39,237		39,237
Accounts payable	13,811		13,811
Income taxes payable	40,026		40,026
Accrued expenses and other current liabilities (c)	503,116	8,429	511,545
Total current liabilities	$ 871,190	8,429.00	$ 879,619

Long-term debt, less current portion	996,999		996,999
Deferred tax liabilities (b)	7,083	(5,303)	1,780
Other liabilities (c)	155,858	15,998	171,856
Total liabilities	$ 2,031,130	19,124	$ 2,050,254

Redeemable non-controlling interest	-		-
Shareholders' equity
Preferred shares, $0.01 par value, 250,000,000 authorized, none issued
Common shares, $0.01 par value, 500,000,000 authorized,
192,825,207 and 190,613,135 issued and outstanding as of
December 31, 2017 and March 31, 2018, respectively	1,903		1,903
Additional paid-in capital	1,422,897		1,422,897
Retained earnings (b)	321,916	(17,968)	303,948
Accumulated other comprehensive income (loss)	(380,719)		(380,719)
Total equity	$ 1,365,997	(17,968)	$ 1,348,029
Commitments and contingencies
Total liabilities, redeemable non-controlling interest and equity	$ 3,397,127	1,156	$ 3,398,283

(a) The Company has reclassified the deferred transition cost from “Prepaid expenses and other current assets” amounting to $65,663 and “Other assets” amounting to $73,501 to “Contract cost assets” amounting to $139,164 as a result of its adoption of ASC 606.               (b) The cumulative impact of the adoption of ASC 606 resulted in an increase of $23,227 in the contract cost asset related to sales incentive programs (excluding the effect of the current period – refer to note d to the table below) as of January 1, 2018 with a corresponding impact of $17,924 on retained earnings (excluding the effect of the current period – refer to note d to the table below) and on deferred tax liability of $5,303. (c) As a result of its adoption of ASC 606 the Company has offset (i) contract assets amounting to $8,429 under “Prepaid expenses and other current assets” against contract liabilities under “Accrued expenses and other current liabilities” related to the same customer contract and (ii) contract assets amounting to $15,998 under “Other assets” against contract liabilities under “Other liabilities” related to the same customer contract.

Consolidated Statement of Income

Three months ended March 31, 2018	As reported	Adjustments	Balances without adoption of Topic 606
Net revenues	$ 688,912		$ 688,912
Cost of revenue	444,324		444,324
Gross profit	$ 244,588	—	$ 244,588
Operating expenses:
Selling, general and administrative expenses (d)	171,109	44	171,153
Amortization of acquired intangible assets	9,936		9,936
Other operating (income) expense, net	(218)		(218)
Income from operations	$ 63,761	(44)	$ 63,717
Foreign exchange gains (losses), net	4,798		4,798
Interest income (expense), net	(8,100)		(8,100)
Other income (expense), net	15,550		15,550
Income before equity-method investment activity, net and income tax expense	$ 76,009	(44)	$ 75,965
Equity-method investment activity, net	—	—	—
Income before income tax expense	$ 76,009	(44)	$ 75,965
Income tax expense	12,075	—	12,075
Net income	$ 63,934	(44)	$ 63,890
Net loss attributable to non-controlling interest	761	—	761
Net income attributable to Genpact Limited shareholders	$ 64,695	(44)	$ 64,651

(d) During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon the adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in a net adjustment of $44.

Consolidated Statement of Cash flow

Three months ended March 31, 2018	As reported	Adjustments	Balances without adoption of Topic 606
Operating activities
Net income attributable to Genpact Limited shareholders (e)	$ 64,695	(44)	$ 64,651
Net loss attributable to redeemable non-controlling interest	(761)		(761)
Net income (e)	$ 63,934	(44)	$ 63,890
Adjustments to reconcile net income to net cash used for operating activities:
Depreciation and amortization	15,836		15,836
Amortization of debt issuance costs	488		488
Amortization of acquired intangible assets	9,936		9,936
Reserve for doubtful receivables	(103)		(103)
Unrealized gain on revaluation of foreign currency asset/liability	(8,525)		(8,525)
Stock-based compensation expense	7,787		7,787
Deferred income taxes	(4,625)		(4,625)
Other net	(28)		(28)
Change in operating assets and liabilities:
Increase in accounts receivable	(6,025)		(6,025)
Increase in prepaid expenses, other current assets, contract cost assets and other assets (e, f)	(37,008)	(3,035)	(40,043)
Decrease in accounts payable	(1,224)		(1,224)
Decrease in accrued expenses, other current liabilities and other liabilities (f)	(77,734)	3,079	(74,655)
Decrease in income taxes payable	9,969		9,969
Net cash provided used for operating activities	$ (27,322)	—	$ (27,322)
Investing activities
Purchase of property, plant and equipment	(18,706)		(18,706)
Payment for internally generated intangible assets	(4,365)		(4,365)
Proceeds from sale of property, plant and equipment	144		144
Payment for redeemable non-controlling interest	(4,730)		(4,730)
Net cash used for investing activities	$ (27,657)	—	$ (27,657)
Financing activities
Repayment of capital lease obligations	(537)		(537)
Repayment of long-term debt	(10,000)		(10,000)
Proceeds from short-term borrowings	105,000		105,000
Proceeds from issuance of common shares under stock-based compensation plans	4,202		4,202
Payment for net settlement of stock-based awards	(13,284)		(13,284)
Payment of earn-out/deferred consideration	(1,476)		(1,476)
Dividend paid	(14,408)		(14,408)
Payment for stock purchased and retired	(95,984)		(95,984)
Payment for expenses related to stock purchase	(60)		(60)
Net cash used for financing activities	$ (26,547)	—	$ (26,547)
Effect of exchange rate changes	1,284		1,284
Net increase (decrease) in cash and cash equivalents	(81,526)		(81,526)
Cash and cash equivalents at the beginning of the period	504,468		504,468
Cash and cash equivalents at the end of the period	$ 424,226	—	$ 424,226

(e) During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in net adjustment of $44.                                        (f) Upon the adoption of ASC 606 the Company offset certain contract assets against contract liabilities related to the same contract in an amount of $3,079.